Discontinued Operations - Aggregated Results and Cash Flow Information of Discontinued Operations (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of single amount of discontinued operations [line items]
(Loss)/profit before tax from discontinued operations		¥ 648	¥ 550	¥ (19)
Income tax benefits/(expenses) on liquidation		(64)	(174)	6
Discontinued Operations: MixRadio Limited [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues
Other income	[1]	96	566
Expenses		(19)	(6)	(19)
(Loss)/gain on foreign currency transactions		571	(10)
(Loss)/profit before tax from discontinued operations		648	550	(19)
Income tax benefits/(expenses) on liquidation	[2]	(64)	(174)	6
(Loss)/profit for the year from discontinued operations (attributable to the shareholders of the Company)		¥ 584	¥ 376	¥ (13)

[1]	For the year ended December 31, 2018 and 2019, the Group recognized a gain from discharge of debt amounting to 566 million yen and 96 million yen, respectively, in connection with the liquidation of the MixRadio business.
[2]	The income tax benefits/(expenses) for the year ended December 31, 2017, 2018 and 2019 are mainly due to the deductible temporary difference arising from the investment in MixRadio Limited, which incurred loss or profit during the periods.